Note 16 - Earnings Per Share	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the six-month periods ended June 30, 2021 and 2022, amounted to $15,448.

	For the six-month period ended June 30,
	2021	2022
	Basic EPS	Basic EPS
Net income	$158,757	$245,024
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	143,309	229,576
Weighted average number of common shares, basic and diluted	122,615,427	124,228,628
Earnings per common share, basic and diluted	$1.17	$1.85